Note 4 - Other Investments	12 Months Ended
Mar. 31, 2013
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]
4.	OTHER INVESTMENTS

Pursuant to ASC Topic 320, ?兌nvestments―Debt and Equity Securities,” all of the Company's marketable equity securities are classified as available-for-sale securities.  Information regarding the securities classified as available-for-sale at March 31, 2012 and 2013 is as follows:

	Thousands of Yen
March 31, 2012	Cost	Unrealized Gains	Unrealized Losses	Fair Value

Available-for-sale—Equity securities	¥451,404	¥418,195	¥8,685	¥860,914

March 31, 2013

Available-for-sale—Equity securities	¥500,616	¥813,445	¥4,138	¥1,309,923

	Thousands of U.S. Dollars
March 31, 2013	Cost	Unrealized Gains	Unrealized Losses	Fair Value

Available-for-sale—Equity securities	$5,317	$8,639	$44	$13,912

The following table provides the fair value and gross unrealized losses of the Company's investments, which have been deemed to be temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, as of March 31, 2012 and 2013:

	Thousands of Yen
	Less than 12 Months		12 Months or More		Total
March 31, 2012	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Available-for-sale—Equity securities	¥118,055	¥7,628	¥15,288	¥1,057	¥133,343	¥8,685

March 31, 2013

Available-for-sale—Equity securities	¥27,902	¥4,138	－	－	¥27,902	¥4,138

	Thousands of U.S. Dollars
	Less than 12 Months		12 Months or More		Total
March 31, 2013	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Available-for-sale—Equity securities	$296	$44	－	－	$296	$44

The Company regularly reviews all of the Company's investments to determine if any are other-than-temporarily impaired. The analysis includes reviewing industry analyst reports, sector credit ratings and volatility of the security's market price.

The Company’s unrealized loss on investments in marketable equity securities as of March 31, 2013 relates to Japanese companies (2 issuers) in manufacturing industries. The fair value of each investment is 5.8% and 15.8% less than its cost. The duration of the unrealized loss position was less than 12 months. The Company evaluated the near-term prospects of the issuers and the analyst reports in relation to the severity and duration of impairment. Based on that evaluation and the Company’s ability and intent to hold the investments for a reasonable period of time sufficient for a recovery of fair value, the Company does not consider the investments to be other-than-temporarily impaired at March 31, 2013.

Proceeds from the sale of available-for-sale securities were ¥155,571 thousand, ¥226,346 thousand and zero for the years ended March 31, 2011, 2012 and 2013, respectively. Gross realized gains of  ¥90,700 thousand and  ¥9,140 thousand were included in "Other income (expenses)" for the years ended March 31, 2011 and 2012, respectively, and gross realized losses of ¥12,293 thousand were included in "Other income (expenses)" for the year ended March 31, 2012.

The aggregate cost of the Company’s cost method investments totaled ¥2,077,232 thousand and ¥ 2,461,339 thousand ($26,140 thousand) at March 31, 2012 and 2013, respectively.

Impairment of investments in certain marketable equity securities and nonmarketable equity securities, including funds, included in "Other income (expenses)" in the Company’s consolidated statements of income, were recognized to reflect the decline in value considered to be other-than-temporary of ¥13,131 thousand and ¥166,698 thousand, respectively, for the year ended March 31, 2011, ¥87,911 thousand and ¥71,681 thousand, respectively, for the year ended March 31, 2012, and ¥19,788 thousand ($210 thousand) and zero, respectively, for the year ended March 31, 2013.